Equity (Details) - USD ($)	Jun. 09, 2025	May 19, 2025	Mar. 10, 2025	Feb. 16, 2024	Jun. 30, 2025	Jan. 24, 2025	Dec. 31, 2023	Oct. 06, 2023	Mar. 23, 2023
Equity [Line Items]
Ordinary stock, shares outstanding				19,221,384	16,250,000		19,221,384
Ordinary shares par value (in Dollars per share)						$ 0.001
Share purchase agreement	16,666,667	4,040,000
Shareholders [Member]
Equity [Line Items]
Shares issued						75,000,000,000
Minimum [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 500,000
Ordinary shares par value (in Dollars per share)			$ 0.001
Reducing number of ordinary shares outstanding			2,400,000
Maximum [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 75,000,000
Ordinary shares par value (in Dollars per share)			$ 0.01
Reducing number of ordinary shares outstanding			23,600,000
IPO [Member]
Equity [Line Items]
Shares issued				3,555,555				171,384	2,800,000
Cash consideration				813,369
Ordinary Shares [Member]
Equity [Line Items]
Ordinary stock, shares outstanding				23,590,308